CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Goodwill	$ 7,351,000	$ 8,419,000
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 8,483,000
Discount rate applied to cash flow projections	8.33%	7.55%
Tax effect from change in tax rate	$ 5,657,000	$ 5,657,000
Allowance for Impairment Losses		16,503,000
Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15
Ships [member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	25
Ships [member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	30
Provision for tax [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Tax effect from change in tax rate	$ 2,400,000	$ 2,400,000
Bulk carrier [Member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	13.30%	16.54%
Increase (decrease) through change in discount rate, other provisions	$ 12.3	$ 10.59
Bulk carrier [Member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	37.80%	37.45%
Increase (decrease) through change in discount rate, other provisions	$ 81.8	$ 37.38
Chemical tanker [Member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	0.60%	1.67%
Increase (decrease) through change in discount rate, other provisions	$ 0.8	$ 2.32
Chemical tanker [Member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	33.90%	55.56%
Increase (decrease) through change in discount rate, other provisions	$ 22.4	$ 20.53
Later than one year and not later than three years [member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15
Thereafter year [Member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15
Triview Shipping [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Proportion of ownership interest in joint venture	51.00%
Island Bulk Carriers [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Proportion of ownership interest in joint venture	65.00%
IVS Bulk [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Proportion of ownership interest in joint venture	33.50%